Annual Total Returns - Franklin Total Return Fund [BarChart] - Franklin Investors Securities Trust - FIST2-35 - Franklin Total Return Fund - Class A	Mar. 01, 2021
Bar Chart Table:
Annual Return 2011	5.53%
Annual Return 2012	8.33%
Annual Return 2013	(0.98%)
Annual Return 2014	5.98%
Annual Return 2015	(1.59%)
Annual Return 2016	2.80%
Annual Return 2017	3.53%
Annual Return 2018	(1.81%)
Annual Return 2019	9.09%
Annual Return 2020	7.17%